SCHEDULE OF CURRENCY EXCHANGE RATE (Details)	Mar. 31, 2023	Sep. 30, 2022	Sep. 30, 2021
Year End Spot Rate [Member]
Foreign currency exchange rate	1	1
Year End Spot Rate [Member] | One Eighty Holdings Ltd [Member]
Foreign currency exchange rate		1	1
Year End Spot Rate MYR [Member]
Foreign currency exchange rate	4.4130	4.6359
Year End Spot Rate MYR [Member] | One Eighty Holdings Ltd [Member]
Foreign currency exchange rate		4.6359	4.1870
Average Rate [Member]
Foreign currency exchange rate	1	1
Average Rate [Member] | One Eighty Holdings Ltd [Member]
Foreign currency exchange rate	1	1	1
Average Rate MYR [Member]
Foreign currency exchange rate	4.4774	4.3041
Average Rate MYR [Member] | One Eighty Holdings Ltd [Member]
Foreign currency exchange rate	4.4783	4.3041	4.1249
Spot Rate [Member] | One Eighty Holdings Ltd [Member]
Foreign currency exchange rate	1	1
Spot Rate MYR [Member] | One Eighty Holdings Ltd [Member]
Foreign currency exchange rate	4.4131	4.6359